Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 3.6%
Entertainment 3.6%
Live Nation Entertainment, Inc.(a)	105,025	6,967,358
Madison Square Garden Co. (The), Class A(a)	22,667	5,973,208
Zynga, Inc., Class A(a)	843,000	4,906,260
Total		17,846,826
Total Communication Services		17,846,826
Consumer Discretionary 19.3%
Distributors 1.2%
Pool Corp.	28,597	5,768,015
Diversified Consumer Services 1.5%
Grand Canyon Education, Inc.(a)	72,400	7,109,680
Hotels, Restaurants & Leisure 8.8%
Chipotle Mexican Grill, Inc.(a)	11,025	9,266,182
Choice Hotels International, Inc.	92,718	8,248,193
Churchill Downs, Inc.	80,028	9,879,857
Domino’s Pizza, Inc.	40,398	9,880,947
Texas Roadhouse, Inc.	121,000	6,354,920
Total		43,630,099
Internet & Direct Marketing Retail 1.2%
Wayfair, Inc., Class A(a)	52,200	5,852,664
Specialty Retail 6.6%
O’Reilly Automotive, Inc.(a)	32,529	12,963,132
Tractor Supply Co.	111,506	10,084,603
Ulta Beauty, Inc.(a)	38,324	9,605,910
Total		32,653,645
Total Consumer Discretionary		95,014,103
Consumer Staples 1.6%
Food Products 1.6%
Lamb Weston Holdings, Inc.	106,550	7,748,316
Total Consumer Staples		7,748,316
Financials 4.7%
Banks 1.9%
SVB Financial Group(a)	44,213	9,238,306
Capital Markets 1.8%
Raymond James Financial, Inc.	107,989	8,904,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
Synchrony Financial	148,000	5,045,320
Total Financials		23,188,399
Health Care 16.7%
Biotechnology 3.9%
Exact Sciences Corp.(a)	64,751	5,851,548
Sarepta Therapeutics, Inc.(a)	72,680	5,474,258
Seattle Genetics, Inc.(a)	95,099	8,121,454
Total		19,447,260
Health Care Equipment & Supplies 7.2%
Align Technology, Inc.(a)	34,793	6,294,749
IDEXX Laboratories, Inc.(a)	35,939	9,772,892
ResMed, Inc.	50,552	6,830,081
STERIS PLC	34,769	5,023,773
Varian Medical Systems, Inc.(a)	62,429	7,434,670
Total		35,356,165
Health Care Providers & Services 2.8%
Encompass Health Corp.	133,167	8,426,808
Laboratory Corp. of America Holdings(a)	32,326	5,430,768
Total		13,857,576
Life Sciences Tools & Services 2.8%
Mettler-Toledo International, Inc.(a)	10,610	7,473,684
Pra Health Sciences, Inc.(a)	64,500	6,400,335
Total		13,874,019
Total Health Care		82,535,020
Industrials 15.8%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	126,259	7,223,277
Building Products 2.7%
Allegion PLC	49,600	5,141,040
Lennox International, Inc.	33,950	8,248,831
Total		13,389,871
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 4.4%
Cintas Corp.	21,820	5,849,942
Copart, Inc.(a)	83,073	6,673,254
Rollins, Inc.	275,296	9,379,335
Total		21,902,531
Machinery 4.3%
Donaldson Co., Inc.	151,716	7,901,369
IDEX Corp.	36,500	5,981,620
Toro Co. (The)	101,151	7,414,369
Total		21,297,358
Professional Services 1.1%
CoStar Group, Inc.(a)	9,249	5,486,507
Road & Rail 1.8%
Old Dominion Freight Line, Inc.	52,494	8,922,405
Total Industrials		78,221,949
Information Technology 31.6%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	28,000	6,689,760
Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	81,344	10,024,834
IT Services 10.5%
Black Knight, Inc.(a)	81,000	4,945,860
Booz Allen Hamilton Holdings Corp.	113,873	8,087,261
EPAM Systems, Inc.(a)	45,100	8,222,632
Gartner, Inc.(a)	65,669	9,390,010
GoDaddy, Inc., Class A(a)	152,341	10,051,459
Jack Henry & Associates, Inc.	35,900	5,240,323
WEX, Inc.(a)	28,927	5,845,279
Total		51,782,824
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc.(a)	332,500	9,639,175
Lam Research Corp.	29,517	6,821,674
Teradyne, Inc.	208,978	12,101,916
Total		28,562,765
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.9%
Alteryx, Inc., Class A(a)	67,750	7,278,383
ANSYS, Inc.(a)	54,939	12,161,297
Aspen Technology, Inc.(a)	88,290	10,866,733
Cadence Design Systems, Inc.(a)	97,153	6,419,870
ServiceNow, Inc.(a)	33,203	8,428,582
Tyler Technologies, Inc.(a)	29,351	7,704,637
Zscaler, Inc.(a)	123,500	5,836,610
Total		58,696,112
Total Information Technology		155,756,295
Materials 1.7%
Chemicals 1.7%
Celanese Corp., Class A	69,852	8,542,201
Total Materials		8,542,201
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Equity LifeStyle Properties, Inc.	74,978	10,017,061
Total Real Estate		10,017,061
Total Common Stocks (Cost $424,759,080)		478,870,170

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	15,623,791	15,622,229
Total Money Market Funds (Cost $15,622,229)		15,622,229
Total Investments in Securities (Cost: $440,381,309)		494,492,399
Other Assets & Liabilities, Net		(674,719)
Net Assets		493,817,680

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	11,831,346	126,144,783	(122,352,338)	15,623,791	1,192	—	232,354	15,622,229
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019	3